Average Annual Total Returns - FidelitySeriesSmallCapOpportunitiesFund-PRO - FidelitySeriesSmallCapOpportunitiesFund-PRO - Fidelity Series Small Cap Opportunities Fund	Sep. 28, 2024
Fidelity Series Small Cap Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.38%
Past 5 years	13.20%
Past 10 years	8.46%
Fidelity Series Small Cap Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.02%
Past 5 years	10.62%
Past 10 years	6.28%
Fidelity Series Small Cap Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.20%
Past 5 years	9.95%
Past 10 years	6.22%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%